FINANCE ITEMS (Schedule of Finance Items Consist) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Finance income
Interest income	$ 3,476	$ 2,839
Finance costs
Interest on bank loan	152
Unwinding of discount of environmental rehabilitation provision	479	449
Total finance costs	$ 631	$ 449